(Benefit) Provision for Income Taxes for Continuing Operations (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Provision of Income Taxes [Line Items]
Current Federal		$ (7)
Current State	1	2	2
Current Foreign	4	4	3
Current Income Tax Expense (Benefit), Total	5	(1)	5
Deferred Federal	(31)	(33)	(11)
Deferred State	(6)	(7)	2
Deferred Foreign	1	2	1
Deferred income taxes	(36)	(38)	(8)
Income tax (benefit) provision - continuing operations	$ (31)	$ (39)	$ (3)